UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: September 30, 2025

Date of reporting period: September 30, 2025

Explanatory Note:

Subsequent to the Form N-CSR filing (on December 5, 2025) for The Advisors’ Inner Circle Fund III (the “Trust), a misstatement of certain amounts related to PricewaterhouseCoopers LLP (“PwC”) fees in Item 4 (Principal Accountant Fees and Services) for the fiscal year ended September 30, 2025 was identified. This filing intends to correct the fees for services provided to the Trust by PwC. The amounts provided for the fiscal year ended September 30, 2024 were appropriately stated and have not changed. There are no other changes included in this supplemental filing.

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

Rayliant Quantamental China Equity ETF

Ticker: RAYC

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about the Rayliant Quantamental China Equity ETF (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funds.rayliant.com/rayc. You can also request this information by contacting us at 866-898-1688. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant Quantamental China Equity ETF	$88	0.80%

How did the Fund perform in the last year?

For the 12-month period from October 1, 2024 through September 30, 2025, the Fund strongly outperformed its benchmark, with its NAV increasing 19.25% versus a 16.83% gain for the CSI 300 Index, a popular benchmark for Chinese equities. Below, we highlight specific factors accounting for the Fund’s performance and describe the Fund’s positioning at the end of the reporting period.

Factors influencing the Fund’s performance

Between Beijing’s dual announcements of fiscal and monetary support for China’s economy last September and the stunning release of DeepSeek, a generative AI model showcasing the innovative capacity of China’s fast-growing tech sector, positive sentiment returned to mainland-listed stocks over the last twelve months, as domestic investors turned bullish and foreign flows began trickling back into China’s onshore stock market. Despite divergence between exuberance toward China’s financial markets and weakness in the nation’s real economy—characterized by a deflationary trend, weak investment, and stagnant consumer spending—improvement in US-China relations going into the final quarter of 2025 instilled enough confidence for equities to finish the year covered by this report on a positive note. Turning to the strategy itself, outperformance relative to the Fund’s passive benchmark resulted from tilts toward high-quality growth stocks, those with strong sentiment, and smaller-cap names; low risk and value exposures were a headwind. Most of the Fund’s strong relative performance for the year came from successful stock picking, especially among Information Technology shares and those within the Communication Services sector, consistent with China’s tech rally during the period covered by this report. On the other hand, strong performance in IT stocks—up a staggering 64% in the last 12 months—made the Fund’s underweight to that sector the portfolio’s greatest detractor during the last year.

Positioning of the Fund

As of September 30, 2025, the Fund invested in a diversified portfolio of China A shares with broad sector exposure, selected with the objective of capturing mispricings through a focus on, among other things, companies with strong growth and quality fundamentals at a reasonable price, positive sentiment, and favorable risk characteristics. The Fund’s largest overweights at the sector level were to Communication Services, Health Care, and Materials; the largest underweights were to Information Technology, Industrials, and Energy.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Rayliant Quantamental China Equity ETF	CSI 300 Index (USD) (TR)Footnote Reference*
Dec/20	$10,000	$10,000
Sep/21	$9,964	$9,773
Sep/22	$7,181	$7,112
Sep/23	$5,914	$6,870
Sep/24	$6,914	$8,020
Sep/25	$8,245	$9,370

Since its inception on December 30, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-898-1688 or visit https://funds.rayliant.com/rayc for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Rayliant Quantamental China Equity ETF	19.25%	-3.98%
CSI 300 Index (USD) (TR)Footnote Reference*	16.83%	-1.36%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$21,714,582	74	$-	249%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Financials
23.6%
Information Technology
14.0%
Industrials
13.0%
Communication Services
10.6%
Materials
10.2%
Consumer Discretionary
8.6%
Consumer Staples
8.1%
Health Care
7.9%
Real Estate
2.3%
Utilities
1.1%
Energy
0.6%

Value	Value
Energy	0.6%
Utilities	1.1%
Real Estate	2.3%
Health Care	7.9%
Consumer Staples	8.1%
Consumer Discretionary	8.6%
Materials	10.2%
Communication Services	10.6%
Industrials	13.0%
Information Technology	14.0%
Financials	23.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Contemporary Amperex Technology, Cl A	7.3%
Midea Group, Cl A	3.4%
Jiangsu Hengrui Pharmaceuticals, Cl A	3.3%
Cambricon Technologies, Cl A	3.1%
WuXi AppTec, Cl A	3.1%
CMOC Group, Cl A	3.0%
Zijin Mining Group, Cl A	2.8%
China Merchants Bank, Cl A	2.6%
Fuyao Glass Industry Group, Cl A	2.5%
China State Construction Engineering, Cl A	2.4%

Material Fund Changes

On December 5, 2025 the Fund will cease operations and liquidate.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-898-1688

  https://funds.rayliant.com/rayc

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-898-1688 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Rayliant Quantamental China Equity ETF

The Advisors' Inner Circle Fund III - RAYC

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: September 30, 2025

RAYC-AR-2025

The Advisors' Inner Circle Fund III

Rayliant Quantamental Emerging Market ex-China Equity ETF

Ticker: RAYE

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about the Rayliant Quantamental Emerging Market ex-China Equity ETF (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funds.rayliant.com/raye. You can also request this information by contacting us at 866-898-1688. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant Quantamental Emerging Market ex-China Equity ETF	$93	0.88%

How did the Fund perform in the last year?

For the 12-month period from October 1, 2024 through September 30, 2025, the Fund underperformed its benchmark, with its NAV increasing 10.26% versus a 12.22% gain for the MSCI Emerging Markets Ex-China Index, a popular benchmark for global emerging markets equities excluding China. Below, we highlight specific factors accounting for the Fund’s performance and describe the Fund’s positioning at the end of the reporting period.

Factors influencing the Fund’s performance

Over the last year, in addition to continuing excitement over the transformative possibilities of the AI revolution, the rally in emerging markets equities was subject to two key fundamental drivers: anticipation of the Fed’s resumption of easing, on the one hand, and Trump 2.0 policies, on the other. Although many analysts expected key elements of the new US administration’s policy agenda, including planned tariffs and deportations, to hurt export-driven EM economies, drag on global growth, and give rise to higher US inflation, the effects turned out to be relatively subdued, and EM stocks—particularly those with a heavy sensitivity to US trade—bounced back hard from an early-April “Liberation Day” trough. Sentiment improved further in September, when the FOMC finally decided to step back in with rate cuts, seen as a strong tailwind for EM stocks, which are often particularly sensitive to US policy rates and have historically benefited from dollar weakening. From a factor perspective, low risk exposure was the principal detractor, offset by solid performance among high-quality growth stocks and those with favorable investor sentiment. Over the last twelve months, the Fund’s strong selection within Utilities and Industrials, along with especially good stock picks among South Korean and Taiwanese stocks were not enough to overcome extremely weak stock selection within India’s market and among stocks in the Materials sector. Country-level allocation effects were relatively muted over the period in question, with the strongest sector-level allocation alpha coming from a timely underweight to Materials stocks, offset by an overweight to Consumer Discretionary shares.

Positioning of the Fund

As of September 30, 2025, the Fund invested in a diversified portfolio of emerging market stocks excluding China with broad sector exposure, selected with the objective of capturing mispricings through a focus on, among other things, companies with strong growth and quality fundamentals at a reasonable price, positive sentiment, and favorable risk characteristics. The Fund’s largest overweights at the sector level were to Information Technology, Real Estate, and Energy; the largest underweights were to Financials, Health Care, and Industrials. The Fund’s largest overweights at the region level were to South Korea, Taiwan, and Poland; the largest underweights were to South Africa, Brazil, and Saudi Arabia.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Rayliant Quantamental Emerging Market ex-China Equity ETF	MSCI Emerging Markets ex-China Index	MSCI Emerging Markets Index (USD) (NR)Footnote Reference*
Dec/21	$10,000	$10,000	$10,000
Sep/22	$7,903	$7,669	$7,402
Sep/23	$8,987	$8,793	$8,268
Sep/24	$11,363	$11,203	$10,422
Sep/25	$12,529	$12,571	$12,227

Since its inception on December 15, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-898-1688 or visit https://funds.rayliant.com/raye for current month-end performance.

Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Rayliant Quantamental Emerging Market ex-China Equity ETF	10.26%	6.12%
MSCI Emerging Markets ex-China Index	12.22%	6.22%
MSCI Emerging Markets Index (USD) (NR)Footnote Reference*	17.32%	5.44%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$78,602,817	102	$105,273	238%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Taiwan
30.4%
India
21.1%
South Korea
18.2%
Brazil
4.7%
South Africa
3.9%
Saudi Arabia
3.2%
Poland
3.2%
United Arab Emirates
2.4%
Mexico
2.3%
Thailand
2.1%
Indonesia
2.0%
Hungary
1.7%
Other Countries
4.7%

Value	Value
Other Countries	4.7%
Hungary	1.7%
Indonesia	2.0%
Thailand	2.1%
Mexico	2.3%
United Arab Emirates	2.4%
Poland	3.2%
Saudi Arabia	3.2%
South Africa	3.9%
Brazil	4.7%
South Korea	18.2%
India	21.1%
Taiwan	30.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing	17.5%
Samsung Electronics	5.0%
SK Hynix	2.5%
Accton Technology	2.4%
Tauron Polska Energia	2.2%
Woori Financial Group	2.2%
Hon Hai Precision Industry	2.0%
Navin Fluorine International	1.9%
Tripod Technology	1.8%
Hana Financial Group	1.8%

Material Fund Changes

Effective December 19, 2025, the Fund will change it's name to Rayliant Wilshire NxtGen Emerging Markets Equity ETF. The Fund's ticker will change to RWEM. The Fund's principle investment strategy will transition from an actively-managed exchange-traded fund ("ETF") to a passively-managed ETF. The Fund's investment objective, 80% investment policy, benchmarks, and management fee structure will also change.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-898-1688

  https://funds.rayliant.com/raye

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-898-1688 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Rayliant Quantamental Emerging Market ex-China Equity ETF

The Advisors' Inner Circle Fund III - RAYE

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: September 30, 2025

RAYE-AR-2025

The Advisors' Inner Circle Fund III

Rayliant Quantitative Developed Market Equity ETF

Ticker: RAYD

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about the Rayliant Quantitative Developed Market Equity ETF (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funds.rayliant.com/rayd. You can also request this information by contacting us at 866-898-1688. This annual shareholder report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant Quantitative Developed Market Equity ETF	$89	0.80%

How did the Fund perform in the last year?

For the 12-month period from October 1, 2024 through September 30, 2025, the Fund strongly outperformed its benchmark, with its NAV increasing 23.18% versus a 17.25% gain for the MSCI World Index, a popular benchmark for global developed markets equities. Below, we highlight specific factors accounting for the Fund’s performance and describe the Fund’s positioning at the end of the reporting period.

Factors influencing the Fund’s performance

Over the last year, in addition to continuing excitement over the transformative possibilities of the AI revolution, the rally in global equities was subject to two key fundamental drivers: anticipation of the Fed’s resumption of easing, on the one hand, and Trump 2.0 policies, on the other. Although many analysts expected key elements of the new US administration’s policy agenda, including planned tariffs and deportations, to elicit slowing growth and rising prices—i.e., conditions of stagflation—the effects turned out to be relatively subdued, and global equities bounced back hard from an early-April “Liberation Day” trough. Sentiment improved further in September, when the FOMC finally decided to step back in with rate cuts in response to a gradually softening US labor market. Outperformance again resulted from tilts toward high-quality growth stocks and those featuring strong investor sentiment, while lower-risk names and smaller-cap stocks were relative detractors. Most of the Fund’s alpha came from strong stock selection, especially among stocks in the UK, Sweden, and the US, and shares within the Financials and Information Technology sectors. Stock selection was weakest among Israeli stocks, and within the Consumer Discretionary sector. From an allocation perspective, the greatest contributors to relative return were an overweight to UK stocks and an underweight to Industrials; the greatest detractors were an overweight to Health Care stocks, an underweight to Financials, and a modest underweight to Hong Kong’s market, which posted particularly strong returns over this period.

Positioning of the Fund

As of September 30, 2025, the Fund invested in a diversified portfolio of developed market stocks with broad sector exposure, selected with the objective of capturing mispricings through a focus on, among other things, companies with strong growth and quality fundamentals at a reasonable price, positive sentiment, and favorable risk characteristics. The Fund’s largest overweights at the sector level were to Health Care, Information Technology, and Financials; the largest underweights were to Industrials, Consumer Discretionary, and Materials. The Fund’s largest overweights at the region level were to the United States, the Netherlands, and Canada; the largest underweights were to Germany, the United Kingdom, and Japan.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Rayliant Quantitative Developed Market Equity ETF	MSCI World Index (USD) (NR)Footnote Reference*
Dec/21	$10,000	$10,000
Sep/22	$8,153	$7,594
Sep/23	$9,493	$9,261
Sep/24	$12,809	$12,264
Sep/25	$15,779	$14,379

Since its inception on December 15, 2021. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-898-1688 or visit https://funds.rayliant.com/rayd for current month-end performance.

Footnote	Description
Footnote*	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Rayliant Quantitative Developed Market Equity ETF	23.18%	12.77%
MSCI World Index (USD) (NR)Footnote Reference*	17.25%	10.04%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$104,222,879	111	$276,947	318%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United States 76.5%
Canada 4.4%
Japan 4.1%
France 3.0%
Switzerland 2.7%
Netherlands 2.7%
United Kingdom 1.9%
Denmark 0.8%
Finland 0.8%
Sweden 0.6%
Germany 0.5%
Australia 0.5%
Other Countries 1.2%

Value	Value
Other Countries	1.2%
Australia	0.5%
Germany	0.5%
Sweden	0.6%
Finland	0.8%
Denmark	0.8%
United Kingdom	1.9%
Netherlands	2.7%
Switzerland	2.7%
France	3.0%
Japan	4.1%
Canada	4.4%
United States	76.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	6.3%
Microsoft	5.4%
Amazon.com	3.2%
Alphabet, Cl A	3.0%
Apple	2.6%
Lam Research	2.6%
Mastercard, Cl A	2.6%
BayCurrent	2.1%
National Fuel Gas	2.1%
Toronto-Dominion Bank	2.1%

Material Fund Changes

Effective December 19, 2025, the Fund will change it's name to Rayliant Wilshire NxtGen US Large Cap Equity ETF. The Fund's ticker will change to RWLC. The Fund's principle investment strategy will transition from an actively-managed exchange-traded fund ("ETF") to a passively-managed ETF. The Fund's investment objective, 80% investment policy, benchmarks, and management fee structure will also change.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-898-1688

  https://funds.rayliant.com/rayd

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-898-1688 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Rayliant Quantitative Developed Market Equity ETF

The Advisors' Inner Circle Fund III - RAYD

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: September 30, 2025

RAYD-AR-2025

The Advisors' Inner Circle Fund III

Rayliant SMDAM Japan Equity ETF

Ticker: RAYJ

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: September 30, 2025

This annual shareholder report contains important information about the Rayliant SMDAM Japan Equity ETF (the "Fund") for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://funds.rayliant.com/rayj. You can also request this information by contacting us at 866-898-1688.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rayliant SMDAM Japan Equity ETF	$79	0.72%

How did the Fund perform in the last year?

For the 12-month period from October 1, 2024 through September 30, 2025, the Fund outperformed its benchmark, with its NAV increasing 18.67% versus a 17.73% gain for the TOPIX Index, a popular benchmark for Japanese equities. Below, we highlight specific factors accounting for the Fund’s performance and describe the Fund’s positioning at the end of the reporting period.

Factors influencing the Fund’s performance

Over the last year, conditions for Japanese stocks remained positive, as a weak yen has spurred reflation and a return to growth, helping Japanese households and businesses shake off poor sentiment tied to decades of deflation and economic weakness. Such favorable emerging trends have been reinforced by effective policies pushing corporate reform, along with a Bank of Japan perceived as supportive of growth. Despite occasional bouts of volatility stemming from domestic political drama and anxiety around US tariffs announced earlier in the year, an eventual thaw in US-Japan trade ties and the Fed’s resumption of rate cuts in September turned out to be tailwinds for Japanese investor sentiment, which remains particular strong and accounts for the Fund’s solid return over this period. Outperformance versus the TOPIX Index resulted entirely from strong stock selection among the portfolio’s high-conviction picks, particularly within the Industrials, Information Technology, and Consumer Discretionary sectors. From a sector allocation perspective, an underweight to Health Care, the only sector within the benchmark posting negative returns over the last year, more than made up for the drag from underweights to Financials and Communication Services, the two best-performing sectors over this period.

Positioning of the Fund

As of September 30, 2025, the Fund invested in a high-conviction portfolio of Japanese shares selected with the objective of capturing mispricings through a focus on, among other things, strong fundamentals and high-quality, sustainable growth. The Fund’s largest overweights at the sector level were to Consumer Discretionary, Information Technology, and Consumer Staples; the largest underweights were to Financials, Communication Services, and Health Care.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Rayliant SMDAM Japan Equity ETF	Tokyo Stock Exchange TOPIX (USD) (TR)Footnote Reference*
Apr/24	$10,000	$10,000
Apr/24	$9,752	$9,778
May/24	$9,892	$9,905
Jun/24	$9,896	$9,817
Jul/24	$10,452	$10,438
Aug/24	$10,872	$10,474
Sep/24	$11,284	$10,499
Oct/24	$10,680	$10,044
Nov/24	$11,056	$10,135
Dec/24	$11,238	$10,072
Jan/25	$11,226	$10,239
Feb/25	$10,815	$10,123
Mar/25	$10,835	$10,224
Apr/25	$11,306	$10,754
May/25	$12,234	$11,173
Jun/25	$12,866	$11,381
Jul/25	$12,899	$11,269
Aug/25	$13,487	$12,073
Sep/25	$13,390	$12,360

Since its inception on April 3, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-898-1688 or visit https://funds.rayliant.com/rayj for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.

Average Annual Total Returns as of September 30, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Rayliant SMDAM Japan Equity ETF	18.67%	21.60%
Tokyo Stock Exchange TOPIX (USD) (TR)Footnote Reference*	17.73%	15.24%

Key Fund Statistics as of September 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$15,781,188	32	$-	41%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Consumer Discretionary
33.9%
Industrials
23.8%
Information Technology
15.9%
Financials
9.5%
Consumer Staples
6.6%
Materials
4.7%
Communication Services
2.6%
Health Care
2.4%

Value	Value
Health Care	2.4%
Communication Services	2.6%
Materials	4.7%
Consumer Staples	6.6%
Financials	9.5%
Information Technology	15.9%
Industrials	23.8%
Consumer Discretionary	33.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Mitsubishi UFJ Financial Group	6.3%
Fujikura	6.1%
NEC	5.5%
Toyota Motor	4.7%
Sony Group	4.7%
Asics	4.1%
SCSK	4.0%
Sanrio	3.7%
Ebara	3.5%
Resorttrust	3.5%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-898-1688

  https://funds.rayliant.com/rayj

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-898-1688 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Rayliant SMDAM Japan Equity ETF

The Advisors' Inner Circle Fund III - RAYJ

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: September 30, 2025

RAYJ-AR-2025

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel are “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to The Advisors’ Inner Circle Fund III (the aforementioned “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE September 30, 2025			FYE September 30, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$816,013	None	None	$808,066	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	$165,000(2)	None	None	$25,000(4)
(d)	All Other Fees	None	None	$200,000(3)	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE September 30, 2025			FYE September 30, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$144,346	None	None	$138,792	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	$32,365(5)	None	None	$22,476(5)	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Cohen & Company, Ltd. (“Cohen & Co”) relate to the Trust.

Cohen & Co billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE September 30, 2025			FYE September 30, 2024
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$101,000	None	None	None	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	Tax compliance services provided to service affiliates of the funds.
(3)	Non-audit assurance engagements for service affiliates of the funds.
(4)	Tax return preparation fees for affiliates of the Funds.
(5)	Tax Fees for UK Reporting Fund Status.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval;

(2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert; provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	FYE September 30, 2025	FYE September 30, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	FYE September 30, 2025	FYE September 30, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (Cohen & Co):

	FYE September 30, 2025	FYE September 30, 2024
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)       Not applicable.

(g)        The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $365,000 and $25,000 for 2025 and 2024, respectively.

(g)       The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $32,365 and $22,476 for 2025 and 2024, respectively.

(g)       The aggregate non-audit fees and services billed by Cohen & Co for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended September 30th were $0 and $0 for 2025 and 2024, respectively.

(h)       During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)        Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4e.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a)       The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors’ Inner Circle Fund III

Rayliant Quantamental China Equity ETF

Rayliant Quantamental Emerging Market ex-China Equity ETF

Rayliant Quantitative Developed Market Equity ETF

Rayliant SMDAM Japan Equity ETF

ANNUAL FINANCIALS AND OTHER INFORMATION

SEPTEMBER 30, 2025

Investment Adviser:

Rayliant Asset Management

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
SEPTEMBER 30, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	20
Statements of Operations	23
Statements of Changes in Net Assets	26
Financial Highlights	30
Notes to Financial Statements	34
Report of Independent Registered Public Accounting Firm	61
Notice to Shareholders (Unaudited)	64
Other Information (Form N-CSR Items 8-11) (Unaudited)	66

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
CHINA EQUITY ETF
SEPTEMBER 30, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK — 100.0%

	Shares	Value
CHINA — 100.0%
Communication Services — 10.6%
Central China Land Media, Cl A	246,000	$407,273
Focus Media Information Technology, Cl A	43,200	48,853
G-bits Network Technology Xiamen, Cl A	6,618	527,405
Perfect World, Cl A	182,200	489,793
Three's Co Media Group, Cl A	84,300	363,225
Xiamen Jihong Technology, Cl A	174,400	454,633
		2,291,182
Consumer Discretionary — 8.6%
Fuyao Glass Industry Group, Cl A	53,600	552,063
Gree Electric Appliances of Zhuhai, Cl A	43,900	244,649
Haier Smart Home, Cl A	81,500	289,642
Hisense Home Appliances Group, Cl A	19,000	69,417
Midea Group, Cl A	72,400	738,079
		1,893,850
Consumer Staples — 8.1%
DaShenLin Pharmaceutical Group, Cl A	53,500	123,778
Eastroc Beverage Group, Cl A	10,160	433,062
Fujian Wanchen Biotechnology Group, Cl A	2,800	71,302
Henan Shuanghui Investment & Development, Cl A	78,200	271,441
Inner Mongolia Yili Industrial Group, Cl A	12,800	48,992
Kweichow Moutai, Cl A	2,172	440,041
Ligao Foods, Cl A	19,600	116,268
Tsingtao Brewery, Cl A	26,900	248,793
		1,753,677
Energy — 0.6%
China Shenhua Energy, Cl A	22,600	122,078
		122,078
Financials — 23.6%
Bank of Changsha, Cl A	50,600	62,687
Bank of Chengdu, Cl A	79,100	191,441
Bank of Hangzhou, Cl A	84,000	179,965
Bank of Jiangsu, Cl A	129,730	182,562
Bank of Ningbo, Cl A	43,600	161,679
Bank of Shanghai, Cl A	127,900	160,786
China Everbright Bank, Cl A	316,900	149,393
China Merchants Bank, Cl A	99,897	566,383
China Minsheng Banking, Cl A	283,700	158,421
China Pacific Insurance Group, Cl A	102,900	507,036
Chongqing Rural Commercial Bank, Cl A	192,200	177,708
CITIC Securities, Cl A	57,500	241,217
Founder Securities, Cl A	74,600	85,199

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
CHINA EQUITY ETF
SEPTEMBER 30, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
CHINA (continued)
Financials (continued)
GF Securities, Cl A	120,300	$376,054
Guosen Securities, Cl A	50,800	96,434
Hithink RoyalFlush Information Network, Cl A	4,900	255,587
Huatai Securities, Cl A	64,700	197,620
Huaxia Bank, Cl A	45,800	42,282
Industrial Bank, Cl A	121,100	337,267
Jiangsu Changshu Rural Commercial Bank, Cl A	54,052	51,872
Jiangsu Jiangyin Rural Commercial Bank, Cl A	270,800	169,074
Jiangsu Suzhou Rural Commercial Bank, Cl A	201,600	140,578
People's Insurance Group of China, Cl A	270,200	295,319
Ping An Insurance Group of China, Cl A	28,600	221,139
Qilu Bank, Cl A	82,700	66,602
Shanghai Rural Commercial Bank, Cl A	78,500	90,093
		5,164,398
Health Care — 7.9%
Amoy Diagnostics, Cl A	15,900	51,309
Jiangsu Hengrui Pharmaceuticals, Cl A	70,920	711,946
Tonghua Dongbao Pharmaceutical, Cl A	101,900	118,522
WuXi AppTec, Cl A	42,500	668,024
Yunnan Baiyao Group, Cl A	18,000	143,320
		1,693,121
Industrials — 13.0%
China State Construction Engineering, Cl A	694,200	530,823
Contemporary Amperex Technology, Cl A	27,968	1,577,453
Henan Thinker Automatic Equipment, Cl A	14,600	68,623
Jinlei Technology, Cl A	87,700	369,016
Sany Heavy Industry, Cl A	60,600	197,596
Shenzhen Inovance Technology, Cl A	6,700	78,794
		2,822,305
Information Technology — 14.0%
Cambricon Technologies, Cl A *	3,600	669,248
Eoptolink Technology, Cl A	6,580	337,678
Foxconn Industrial Internet, Cl A	49,300	456,589
Luxshare Precision Industry, Cl A	37,700	342,174
Rockchip Electronics, Cl A	13,500	427,214
Shengyi Technology, Cl A	61,400	465,363
Will Semiconductor Shanghai, Cl A	13,200	279,968
Zhongji Innolight, Cl A	900	50,974
		3,029,208
Materials — 10.2%
CMOC Group, Cl A	292,600	644,530

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
CHINA EQUITY ETF
SEPTEMBER 30, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK (continued)

	Shares	Value
CHINA (continued)
Materials (continued)
DeHua TB New Decoration Materials, Cl A	242,600	$365,564
Shandong Gold Mining, Cl A	32,700	180,443
Zhongjin Gold, Cl A	130,700	402,145
Zijin Mining Group, Cl A	147,400	608,841
		2,201,523
Real Estate — 2.3%
Hangzhou Binjiang Real Estate Group, Cl A	207,300	365,016
Nanjing Gaoke, Cl A	112,600	127,333
		492,349
Utilities — 1.1%
Huadian Power International, Cl A	282,500	201,746
Huaneng Power International, Cl A	40,500	40,117
		241,863
TOTAL COMMON STOCK
(Cost $17,460,737)		21,705,554

TOTAL INVESTMENTS— 100.0%
(Cost $17,460,737)		$21,705,554

Percentages are based on Net Assets of $21,714,582.

*	Non-income producing security.

Cl — Class

As of September 30, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
EMERGING MARKET ex-CHINA EQUITY ETF
SEPTEMBER 30, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 97.5%

	Shares	Value
BRAZIL — 3.3%
Energy — 0.8%
Petroleo Brasileiro	105,900	$669,338
Financials — 0.7%
BB Seguridade Participacoes	51,900	323,939
Porto Seguro	26,800	250,107
		574,046
Health Care — 0.3%
Rede D'Or Sao Luiz	25,000	198,008
Materials — 1.2%
Suzano	99,200	928,938
Utilities — 0.3%
CPFL Energia	30,200	222,578
		2,592,908
CHILE — 0.4%
Consumer Discretionary — 0.4%
Falabella	53,240	315,605

GREECE — 1.2%
Consumer Discretionary — 0.7%
OPAP	23,139	540,234
Financials — 0.5%
Optima bank	39,491	391,634
		931,868
HUNGARY — 1.7%
Communication Services — 1.7%
Magyar Telekom Telecommunications	245,444	1,313,351

INDIA — 21.1%
Communication Services — 1.0%
Bharti Airtel	25,228	533,719
Bharti Hexacom	11,471	214,437
		748,156
Consumer Discretionary — 2.1%
Bosch	790	339,396
Dixon Technologies India	3,886	714,362
Eicher Motors	2,985	235,519
Page Industries	843	386,282
		1,675,559
Consumer Staples — 2.2%
Britannia Industries	12,667	854,703

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
EMERGING MARKET ex-CHINA EQUITY ETF
SEPTEMBER 30, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
INDIA (continued)
Consumer Staples (continued)
Radico Khaitan	26,100	$848,916
		1,703,619
Energy — 1.1%
Bharat Petroleum	68,671	262,692
Hindustan Petroleum	122,079	609,647
		872,339
Financials — 4.9%
Bajaj Holdings & Investment	3,676	507,046
HDFC Asset Management	6,605	411,563
ICICI Bank	66,607	1,011,234
Karur Vysya Bank	134,770	320,134
Muthoot Finance	13,709	475,105
State Bank of India	114,678	1,126,841
		3,851,923
Health Care — 1.1%
Aster DM Healthcare	123,588	872,672
Industrials — 1.6%
GE T&D India	29,045	968,453
Hitachi Energy India	1,588	321,951
		1,290,404
Information Technology — 2.4%
HCL Technologies	52,940	825,861
Persistent Systems	4,962	269,508
Redington	248,488	793,219
		1,888,588
Materials — 4.7%
Coromandel International	16,401	415,323
JK Cement	12,689	900,347
National Aluminium	207,495	499,804
Navin Fluorine International	28,365	1,476,413
Shree Cement	514	169,416
UPL	29,985	221,471
		3,682,774
		16,586,034
INDONESIA — 2.0%
Consumer Staples — 0.3%
Indofood Sukses Makmur	600,500	260,343
Materials — 1.7%
Aneka Tambang	7,100,600	1,346,408
		1,606,751

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
EMERGING MARKET ex-CHINA EQUITY ETF
SEPTEMBER 30, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
MALAYSIA — 0.3%
Energy — 0.3%
Petronas Dagangan	39,600	$215,855

MEXICO — 2.3%
Financials — 0.8%
Gentera	239,000	621,472
Real Estate — 1.5%
Fibra MTY SAPI ‡	845,800	647,297
Fibra Uno Administracion ‡	389,200	576,608
		1,223,905
		1,845,377
PERU — 0.6%
Financials — 0.6%
Credicorp	1,922	511,790

PHILIPPINES — 0.8%
Financials — 0.8%
China Banking	568,740	605,874

POLAND — 3.2%
Consumer Staples — 1.0%
Dino Polska *	61,750	744,673
Utilities — 2.2%
Tauron Polska Energia *	697,062	1,747,723
		2,492,396
QATAR — 1.2%
Financials — 1.2%
Doha Bank QPSC	1,316,383	920,492

RUSSIA — 0.0%
Energy — 0.0%
Gazprom Neft PJSC (A)	111,970	–
Materials — 0.0%
Novolipetsk Steel PJSC *(A)	98,630	–
PhosAgro PJSC GDR *(A)	22,934	–
Severstal PAO (A)	11,625	–
		–
		–
SAUDI ARABIA — 3.2%
Communication Services — 0.2%
Etihad Etisalat	10,714	192,985
Consumer Discretionary — 0.4%
Jarir Marketing	76,310	283,858

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
EMERGING MARKET ex-CHINA EQUITY ETF
SEPTEMBER 30, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
SAUDI ARABIA (continued)
Financials — 1.1%
Banque Saudi Fransi	45,976	$218,834
Riyad Bank	60,078	435,743
Saudi Investment Bank	71,666	272,507
		927,084
Industrials — 0.7%
Riyadh Cables Group	15,273	517,218
Materials — 0.3%
Saudi Cement	22,132	239,839
Real Estate — 0.5%
Arabian Centres	63,721	385,024
		2,546,008
SOUTH AFRICA — 3.9%
Consumer Discretionary — 1.4%
Naspers, Cl N	3,003	1,088,700
Consumer Staples — 0.5%
Tiger Brands	19,445	347,998
Financials — 2.0%
Investec	151,331	1,123,810
OUTsurance Group	119,212	495,436
		1,619,246
		3,055,944
SOUTH KOREA — 17.2%
Communication Services — 0.4%
LG Uplus	28,535	312,186
Consumer Discretionary — 0.7%
Kia	8,252	592,264
Consumer Staples — 0.6%
APR	2,512	447,596
Energy — 0.6%
HD Hyundai	4,607	510,265
Financials — 6.1%
Hana Financial Group	22,489	1,397,699
Industrial Bank of Korea	34,568	479,451
KB Financial Group	5,493	452,187
Korea Investment Holdings	5,088	525,826
Shinhan Financial Group	4,053	204,521
Woori Financial Group	91,476	1,691,887
		4,751,571
Industrials — 1.3%
HD Hyundai Heavy Industries	1,660	609,315

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
EMERGING MARKET ex-CHINA EQUITY ETF
SEPTEMBER 30, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
SOUTH KOREA (continued)
Industrials (continued)
Hyundai Rotem	2,423	$378,203
		987,518
Information Technology — 7.5%
Samsung Electronics	65,193	3,898,430
SK Hynix	8,005	1,982,636
		5,881,066
		13,482,466
TAIWAN — 30.4%
Consumer Discretionary — 0.5%
Makalot Industrial	40,440	384,789
Financials — 1.8%
Chang Hwa Commercial Bank	867,000	558,979
E.Sun Financial Holding	781,000	854,595
		1,413,574
Industrials — 2.2%
Eva Airways	350,000	437,529
United Integrated Services	42,000	1,234,727
		1,672,256
Information Technology — 25.9%
Accton Technology	55,000	1,885,786
Asustek Computer	41,000	902,651
Elite Material	3,000	120,579
Hon Hai Precision Industry	222,000	1,573,332
Realtek Semiconductor	40,000	721,832
Taiwan Semiconductor Manufacturing	321,000	13,744,504
Tripod Technology	146,000	1,439,497
		20,388,181
		23,858,800
THAILAND — 2.1%
Financials — 2.1%
Bangkok Bank	151,000	694,307
Krung Thai Bank	465,500	356,254
SCB X	108,900	431,836
TMBThanachart Bank	3,186,100	186,810
		1,669,207
TURKEY — 0.2%
Industrials — 0.2%
Aselsan Elektronik Sanayi Ve Ticaret	36,461	188,529

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
EMERGING MARKET ex-CHINA EQUITY ETF
SEPTEMBER 30, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
UNITED ARAB EMIRATES — 2.4%
Communication Services — 1.3%
Emirates Integrated Telecommunications PJSC	396,731	$993,718
Industrials — 0.5%
Salik PJSC	249,273	407,876
Real Estate — 0.6%
Emaar Development PJSC	125,231	458,578
		1,860,172
TOTAL COMMON STOCK
(Cost $64,258,276)		76,599,427

PREFERRED STOCK†† — 2.4%

BRAZIL — 1.4%
Energy — 1.4%
Petroleo Brasileiro (B)	183,100	1,077,858

SOUTH KOREA — 1.0%
Consumer Discretionary — 1.0%
Hyundai Motor (B)	6,895	811,270

TOTAL PREFERRED STOCK
(Cost $1,882,916)		1,889,128

TOTAL INVESTMENTS— 99.9%
(Cost $66,141,192)		$78,488,555

Percentages are based on Net Assets of $78,602,817.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
‡	Real Estate Investment Trust.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

(B)	There is currently no rate available.

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint Stock Company

QPSC — Qatari Public Shareholding Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
EMERGING MARKET ex-CHINA EQUITY ETF
SEPTEMBER 30, 2025

The following is a summary of the inputs used as of September 30, 2025 when valuing the Fund's investments:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$2,592,908	$—	$—		$2,592,908
Chile	315,605	—	—		315,605
Greece	931,868	—	—		931,868
Hungary	1,313,351	—	—		1,313,351
India	16,586,034	—	—		16,586,034
Indonesia	1,606,751	—	—		1,606,751
Malaysia	215,855	—	—		215,855
Mexico	1,845,377	—	—		1,845,377
Peru	511,790	—	—		511,790
Philippines	605,874	—	—		605,874
Poland	2,492,396	—	—		2,492,396
Qatar	920,492	—	—		920,492
Russia‡	—	—	—	^	—	^
Saudi Arabia	2,546,008	—	—		2,546,008
South Africa	3,055,944	—	—		3,055,944
South Korea	13,482,466	—	—		13,482,466
Taiwan	23,858,800	—	—		23,858,800
Thailand	1,312,953	356,254	—		1,669,207
Turkey	188,529	—	—		188,529
United Arab Emirates	1,860,172	—	—		1,860,172
Total Common Stock	76,243,173	356,254	—	^	76,599,427
Preferred Stock
Brazil	1,077,858	—	—		1,077,858
South Korea	811,270	—	—		811,270
Total Preferred Stock	1,889,128	—	—		1,889,128
Total Investments in Securities	$78,132,301	$356,254	$—	^	$78,488,555

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

‡	For the period ended September 30, 2025, there were no transfers into/out of Level 3. As of September 30, 2025, the unrealized appreciation/(depreciation) on these investments was $(1,352,976). These securities were impacted by the invasion of Ukraine and sanctions on market conditions in Russia. From the start of the conflict in Ukraine until September 30, 2025, Russian-held investments were deemed to be worthless due to sanctions and inaccessibility of the market.

^	Includes securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE
DEVELOPED MARKET EQUITY ETF
SEPTEMBER 30, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 99.7%

	Shares	Value
AUSTRALIA — 0.5%
Financials — 0.5%
QBE Insurance Group	22,722	$310,066
Suncorp Group	16,100	216,180
		526,246
CANADA — 4.4%
Financials — 2.7%
Canadian Imperial Bank of Commerce	3,835	306,519
Power Corp of Canada	8,376	362,515
Toronto-Dominion Bank	26,896	2,151,061
		2,820,095
Information Technology — 0.5%
Celestica *	2,034	500,635
Materials — 1.0%
Agnico Eagle Mines	3,774	636,146
Nutrien	7,366	432,674
		1,068,820
Utilities — 0.2%
Emera	5,076	243,585
		4,633,135
CHINA — 0.2%
Financials — 0.2%
BOC Hong Kong Holdings	48,160	226,180

DENMARK — 0.8%
Consumer Discretionary — 0.1%
Pandora	1,266	165,085
Financials — 0.4%
Danske Bank	10,555	450,093
Health Care — 0.3%
Novo Nordisk, Cl B	4,581	248,527
		863,705
FINLAND — 0.8%
Financials — 0.8%
Nordea Bank Abp	49,593	813,622

FRANCE — 3.0%
Energy — 2.0%
Technip Energies	43,481	2,047,704
Financials — 1.0%
Credit Agricole	16,783	329,720

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE
DEVELOPED MARKET EQUITY ETF
SEPTEMBER 30, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
FRANCE (continued)
Financials (continued)
Societe Generale	11,613	$769,051
		1,098,771
		3,146,475
GERMANY — 0.5%
Industrials — 0.5%
Siemens Energy *	4,547	531,176

HONG KONG — 0.2%
Real Estate — 0.2%
Link REIT ‡	41,152	211,568

ITALY — 0.5%
Financials — 0.3%
Banco BPM	17,126	256,067
Utilities — 0.2%
Snam	35,115	211,170
		467,237
JAPAN — 4.1%
Consumer Discretionary — 0.2%
Asics	9,880	259,033
Energy — 0.3%
Inpex	18,746	339,290
Financials — 0.3%
Japan Post Holdings	26,436	263,134
Industrials — 2.1%
BayCurrent	37,015	2,180,523
Information Technology — 1.2%
Advantest	12,721	1,261,893
		4,303,873
NETHERLANDS — 2.7%
Communication Services — 0.6%
Koninklijke KPN	56,334	270,530
Universal Music Group	10,605	306,040
		576,570
Financials — 2.1%
ABN AMRO Bank	7,185	230,056
Adyen *	230	368,893
HAL Trust	8,426	1,340,540

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE
DEVELOPED MARKET EQUITY ETF
SEPTEMBER 30, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
NETHERLANDS (continued)
Financials (continued)
NN Group	3,734	$262,810
		2,202,299
		2,778,869
SPAIN — 0.3%
Energy — 0.3%
Repsol	18,323	324,344

SWEDEN — 0.6%
Financials — 0.3%
Svenska Handelsbanken, Cl A	22,745	296,008
Industrials — 0.3%
Saab, Cl B	4,994	305,053
		601,061
SWITZERLAND — 2.7%
Financials — 0.4%
Swissquote Group Holding	538	375,616
Health Care — 0.4%
Galderma Group	2,367	411,432
Industrials — 1.9%
Accelleron Industries	24,020	2,021,164
		2,808,212
UNITED KINGDOM — 1.9%
Financials — 1.4%
Barclays	162,502	830,449
Standard Chartered	32,081	619,982
		1,450,431
Health Care — 0.2%
Verona Pharma ADR *	2,431	259,412
Industrials — 0.3%
Rolls-Royce Holdings	18,803	301,233
		2,011,076
UNITED STATES — 76.5%
Communication Services — 7.5%
Alphabet, Cl A	13,063	3,175,616
AT&T	75,356	2,128,053
ROBLOX, Cl A *	7,462	1,033,636
Verizon Communications	34,575	1,519,571
		7,856,876
Consumer Discretionary — 7.6%
Amazon.com *	15,186	3,334,390

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE
DEVELOPED MARKET EQUITY ETF
SEPTEMBER 30, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
BorgWarner	17,582	$772,905
Domino's Pizza	481	207,652
Duolingo, Cl A *	3,308	1,064,647
eBay	7,348	668,301
Lowe's	2,365	594,348
O'Reilly Automotive *	8,436	909,485
Tapestry	3,075	348,151
		7,899,879
Consumer Staples — 6.9%
Altria Group	25,936	1,713,332
Kroger	9,176	618,554
Maplebear *	14,308	525,962
Monster Beverage *	10,833	729,169
Philip Morris International	12,568	2,038,530
Sprouts Farmers Market *	14,858	1,616,551
		7,242,098
Financials — 8.3%
Bank of New York Mellon	10,809	1,177,749
Charles Schwab	22,163	2,115,902
Mastercard, Cl A	4,704	2,675,682
Toast, Cl A *	6,379	232,897
Tradeweb Markets, Cl A	1,761	195,436
Unum Group	10,589	823,612
Visa, Cl A	4,089	1,395,903
		8,617,181
Health Care — 11.7%
Bristol-Myers Squibb	12,667	571,282
Cardinal Health	3,657	574,003
Cencora	2,689	840,393
Eli Lilly	1,710	1,304,730
Encompass Health	9,248	1,174,681
Gilead Sciences	16,104	1,787,544
Halozyme Therapeutics *	2,994	219,580
HCA Healthcare	440	187,528
Hologic *	3,245	219,005
McKesson	1,444	1,115,548
Medpace Holdings *	898	461,715
Pfizer	82,883	2,111,859
Veeva Systems, Cl A *	2,309	687,874

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE
DEVELOPED MARKET EQUITY ETF
SEPTEMBER 30, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Zoetis, Cl A	6,359	$930,449
		12,186,191
Industrials — 3.0%
Armstrong World Industries	10,472	2,052,617
Broadridge Financial Solutions	1,698	404,412
ExlService Holdings *	7,508	330,577
GE Vernova	603	370,785
		3,158,391
Information Technology — 29.1%
Adobe *	844	297,721
Amphenol, Cl A	15,559	1,925,426
Apple	10,843	2,760,953
AppLovin, Cl A *	819	588,484
Broadcom	531	175,182
Cloudflare, Cl A *	4,566	979,818
Crowdstrike Holdings, Cl A *	397	194,681
Fortinet *	8,572	720,734
Guidewire Software *	3,822	878,525
Jabil	1,652	358,765
Lam Research	20,397	2,731,158
Manhattan Associates *	4,682	959,716
Microsoft	10,774	5,580,393
Nutanix, Cl A *	3,809	283,352
NVIDIA	35,416	6,607,917
Palantir Technologies, Cl A *	5,661	1,032,680
Palo Alto Networks *	1,520	309,502
Rubrik, Cl A *	18,959	1,559,378
Seagate Technology Holdings	3,142	741,701
VeriSign *	1,111	310,602
Western Digital *	5,123	615,068
Zoom Video Communications, Cl A *	3,826	315,645
Zscaler *	1,329	398,248
		30,325,649
Materials — 0.3%
CF Industries Holdings	3,014	270,356
Utilities — 2.1%
National Fuel Gas	23,334	2,155,362
		79,711,983
TOTAL COMMON STOCK
(Cost $91,621,574)		103,958,762

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE
DEVELOPED MARKET EQUITY ETF
SEPTEMBER 30, 2025

SCHEDULE OF INVESTMENTS

WARRANTS — 0.0%

	Number of
	Warrants	Value
CANADA — 0.0%
Constellation Software, Expires 03/31/2040 (A)	202	$–

TOTAL WARRANTS
(Cost $—)		–

TOTAL INVESTMENTS— 99.7%
(Cost $91,621,574)		$103,958,762

Percentages are based on Net Assets of $104,222,879.

††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
‡	Real Estate Investment Trust.

(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE
DEVELOPED MARKET EQUITY ETF
SEPTEMBER 30, 2025

The following is a summary of the inputs used as of September 30, 2025 when valuing the Fund's investments:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Australia	$526,246	$—	$—		$526,246
Canada	4,633,135	—	—		4,633,135
China	226,180	—	—		226,180
Denmark	863,705	—	—		863,705
Finland	813,622	—	—		813,622
France	3,146,475	—	—		3,146,475
Germany	531,176	—	—		531,176
Hong Kong	211,568	—	—		211,568
Italy	467,237	—	—		467,237
Japan	4,303,873	—	—		4,303,873
Netherlands	2,778,869	—	—		2,778,869
Spain	324,344	—	—		324,344
Sweden	601,061	—	—		601,061
Switzerland	2,808,212	—	—		2,808,212
United Kingdom	2,011,076	—	—		2,011,076
United States	79,711,983	—	—		79,711,983
Total Common Stock	103,958,762	—	—		103,958,762
Warrants
Canada	—	—	—	^	—	^
Total Warrants	—	—	—	^	—	^
Total Investments in Securities	$103,958,762	$—	$—	^	$103,958,762

†	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Includes securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “ —” are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT SMDAM
JAPAN EQUITY ETF
SEPTEMBER 30, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK†† — 99.4%

	Shares	Value
JAPAN — 99.4%
Communication Services — 2.6%
Internet Initiative Japan	23,586	$418,187
		418,187
Consumer Discretionary — 33.9%
ABC-Mart	9,882	196,288
Asics	24,807	650,389
Fast Retailing	1,321	402,870
Food & Life	9,663	506,230
Resorttrust	43,194	549,266
Ryohin Keikaku	25,448	507,461
Sanrio	12,477	587,247
Seiren	23,109	477,249
Sony Group	25,732	742,070
Toyota Motor	38,683	746,367
		5,365,437
Consumer Staples — 6.6%
Ariake Japan	7,601	306,232
Kao	9,139	399,199
Lifedrink	22,243	342,640
		1,048,071
Financials — 9.5%
Mitsubishi UFJ Financial Group	61,756	1,001,076
Premium Group	32,199	470,062
Sony Financial Holdings *	25,732	28,575
		1,499,713
Health Care — 2.4%
Daiichi Sankyo	16,567	371,870
		371,870
Industrials — 23.8%
Daifuku	9,900	317,945
Ebara	24,135	552,857
Fujikura	9,891	968,104
Hitachi	15,028	399,905
Hoshizaki	12,291	462,395
Kawasaki Heavy Industries	8,003	529,433
Mitsubishi	18,152	433,996
SIGMAXYZ Holdings	15,028	94,024
		3,758,659
Information Technology — 15.9%
Disco	1,631	513,646
Maruwa	1,858	486,878
NEC	26,862	861,963

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT SMDAM
JAPAN EQUITY ETF
SEPTEMBER 30, 2025

SCHEDULE OF INVESTMENTS

COMMON STOCK†† (continued)

	Shares	Value
JAPAN (continued)
Information Technology (continued)
SCSK	20,908	$627,021
		2,489,508
Materials — 4.7%
Osaka Soda	42,421	475,956
Shin-Etsu Chemical	8,011	263,245
		739,201
TOTAL COMMON STOCK
(Cost $12,584,029)		15,690,646

TOTAL INVESTMENTS— 99.4%
(Cost $12,584,029)		$15,690,646

Percentages are based on Net Assets of $15,781,188.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.

As of September 30, 2025, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
SEPTEMBER 30, 2025

STATEMENTS OF ASSETS AND LIABILIITES

	Rayliant Quantamental China Equity ETF	Rayliant Quantamental Emerging Market ex-China Equity ETF	Rayliant Quantitative Developed Market Equity ETF
Assets:
Investments, at Value (Cost $17,460,737, $66,141,192 and $91,621,574)	$21,705,554	$78,488,555	$103,958,762
Foreign Currency, at Value (Cost $4,095,$28,622 and $6,391)	4,095	28,733	6,431
Cash	121,162	197,441	219,105
Receivable from Investment Adviser	16,656	9,385	–
Dividend and Interest Receivable	–	138,100	75,958
Reclaim Receivable(1)	–	15,075	96,002
Unrealized Gain on Foreign Currency Spot Contracts	–	4	–
Other Assets	–	877	–
Total Assets	21,847,467	78,878,170	104,356,258
Liabilities:
Payable for Capital Shares Redeemed	55,105	43,800	17,000
Professional Fees Payable	30,673	34,148	35,714
Custody Fees Payable	29,264	72,936	26,526
Payable to Administrator	10,274	9,041	10,026
Printing Fees Payable	3,518	13,077	17,385
Chief Compliance Officer Fees Payable	452	1,682	2,236
Trustees’ Fees Payable	48	178	236
Unrealized Loss on Foreign Currency Spot Contracts	4	–	7
Payable for Foreign Capital Gains Tax	–	97,154	–
Payable to Investment Adviser	–	–	8,330
Other Accrued Expenses and Other Payables	3,547	3,337	15,919
Total Liabilities	132,885	275,353	133,379
Commitments and Contingencies †
Net Assets	$21,714,582	$78,602,817	$104,222,879

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
SEPTEMBER 30, 2025

STATEMENTS OF ASSETS AND LIABILIITES (CONTINUED)

	Rayliant Quantamental China Equity ETF	Rayliant Quantamental Emerging Market ex-China Equity ETF	Rayliant Quantitative Developed Market Equity ETF
Net Assets Consist of:
Paid-in Capital	$64,049,094	$67,897,509	$79,904,755
Total Distributable Earnings (Accumulated Losses)	(42,334,512)	10,705,308	24,318,124
Net Assets	$21,714,582	$78,602,817	$104,222,879
Outstanding Shares of beneficial interest
(unlimited authorization — no par value)	1,175,000	2,800,000	2,750,000
Net Asset Value, Offering and Redemption Price Per Share	$18.48	$28.07	$37.90

†	See Note 5 in the Notes to Financial Statements.

(1)	See Note 2 in the Notes to Financial Statements.

Amounts designated as “ —” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
SEPTEMBER 30, 2025

STATEMENT OF ASSETS AND LIABILIITES

Rayliant SMDAM Japan Equity ETF
Assets:
Investments, at Value (Cost $12,584,029)	$15,690,646
Foreign Currency, at Value (Cost $93)	93
Cash	51,941
Dividend and Interest Receivable	84,725
Receivable from Investment Adviser	9,266
Receivable for Capital Shares Sold	25
Total Assets	15,836,696

Liabilities:
Professional Fees Payable	30,374
Custody Fees Payable	10,448
Payable to Administrator	9,041
Printing Fees Payable	2,697
Chief Compliance Officer Fees Payable	333
Trustees’ Fees Payable	37
Other Accrued Expenses and Other Payables	2,578
Total Liabilities	55,508
Commitments and Contingencies †
Net Assets	$15,781,188
Net Assets Consist of:
Paid-in Capital	$12,630,317
Total Distributable Earnings	3,150,871
Net Assets	$15,781,188
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	475,000
Net Asset Value, Offering and Redemption Price Per Share	$33.22

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
FOR THE YEAR ENDED
SEPTEMBER 30, 2025

STATEMENTS OF OPERATIONS

	Rayliant Quantamental China Equity ETF	Rayliant Quantamental Emerging Market ex-China Equity ETF	Rayliant Quantitative Developed Market Equity ETF
Investment Income:
Dividends	$672,830	$2,302,276	$1,298,783
Less: Foreign Taxes Withheld	(65,786)	(351,503)	(32,359)
Total Investment Income	607,044	1,950,773	1,266,424

Expenses:
Investment Advisory Fees	134,158	417,475	538,309
Administration Fees	124,658	109,700	112,368
Trustees’ Fees	8,474	22,503	28,811
Chief Compliance Officer Fees	1,409	6,206	8,143
Custodian Fees	51,762	137,351	43,952
Professional Fees	46,300	78,719	92,208
Insurance Fees	17,471	74,413	58,884
Registration and Filing Fees	10,000	10,000	10,000
Printing Fees	5,300	16,707	27,828
Pricing Fees	3,416	4,646	3,748
Total Expenses	402,948	877,720	924,251

Less:
Waiver of Investment Advisory Fees	(134,158)	(312,202)	(261,362)
Waiver - Reimbursement from Adviser	(89,734)	–	–
Net Expenses	179,056	565,518	662,889
Net Investment Income	427,988	1,385,255	603,535
Net Realized Gain (Loss) on:
Investments(1)	5,731,010	1,807,375	14,464,190
Capital Gains Tax	–	(110,174)	–
Foreign Currency Transactions	(19,842)	(228,021)	(68,005)
Net Realized Gain	5,711,168	1,469,180	14,396,185
Net Change in Unrealized Appreciation
(Depreciation) on:
Investments	(3,990,452)	4,986,377	1,506,637
Capital Gains Tax	–	482,522	–
Foreign Currency Translation	(66)	(12,301)	4,117
Net Change in Unrealized Appreciation (Depreciation)	(3,990,518)	5,456,598	1,510,754
Net Realized and Unrealized Gain	1,720,650	6,925,778	15,906,939
Net Increase in Net Assets Resulting from Operations	$2,148,638	$8,311,033	$16,510,474

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
FOR THE YEAR ENDED
SEPTEMBER 30, 2025

STATEMENTS OF OPERATIONS (CONTINUED)

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs
FOR THE YEAR ENDED
SEPTEMBER 30, 2025

STATEMENT OF OPERATIONS

Rayliant SMDAM Japan Equity ETF
Investment Income:
Dividends	$481,504
Less: Foreign Taxes Withheld	(66,475)
Total Investment Income	415,029

Expenses:
Investment Advisory Fees	155,989
Administration Fees	110,225
Trustees’ Fees	7,183
Chief Compliance Officer Fees	1,734
Professional Fees	58,103
Offering Costs	42,913
Insurance Fees	20,202
Custodian Fees	17,617
Printing Fees	5,839
Pricing Fees	992
Total Expenses	420,797

Less:
Waiver of Investment Advisory Fees	(155,989)
Waiver - Reimbursement from Adviser	(91,819)
Net Expenses	172,989
Net Investment Income	242,040

Net Realized Gain (Loss) on:
Investments(1)	1,005,278
Foreign Currency Transactions	(2,357)
Net Realized Gain	1,002,921

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(700,895)
Foreign Currency Translation	173
Net Change in Unrealized Depreciation	(700,722)
Net Realized and Unrealized Gain	302,199
Net Increase in Net Assets Resulting from Operations	$544,239

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 6 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
CHINA EQUITY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net Investment Income	$427,988	$818,184
Net Realized Gain (Loss)	5,711,168	(12,092,636)
Net Change in Unrealized Appreciation (Depreciation)	(3,990,518)	12,879,928
Net Increase in Net Assets Resulting From Operations	2,148,638	1,605,476
Distributions:	(785,970)	(1,714,050)
Capital Share Transactions:
Issued	391,598	654,188
Redeemed	(20,339,400)	(42,450,556)
Net Decrease in Net Assets From Capital Share Transactions	(19,947,802)	(41,796,368)
Total Decrease in Net Assets	(18,585,134)	(41,904,942)

Net Assets:
Beginning of Year	40,299,716	82,204,658
End of Year	$21,714,582	$40,299,716
Shares Transactions:
Issued	25,000	50,000
Redeemed	(1,350,000)	(3,250,000)
Net Decrease in Shares Outstanding From Share Transactions	(1,325,000)	(3,200,000)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
EMERGING MARKET ex-CHINA EQUITY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net Investment Income	$1,385,255	$1,014,233
Net Realized Gain	1,469,180	1,720,393
Net Change in Unrealized Appreciation	5,456,598	7,765,530
Net Increase in Net Assets Resulting From Operations	8,311,033	10,500,156
Distributions:	(1,831,800)	(626,110)
Capital Share Transactions:
Issued	20,584,924	10,792,616
Redeemed	(5,151,727)	(1,051,802)
Net Increase in Net Assets From Capital Share
Transactions	15,433,197	9,740,814
Total Increase in Net Assets	21,912,430	19,614,860

Net Assets:
Beginning of Year	56,690,387	37,075,527
End of Year	$78,602,817	$56,690,387

Shares Transactions:
Issued	850,000	450,000
Redeemed	(200,000)	(50,000)
Net Increase in Shares Outstanding From Share Transactions	650,000	400,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE
DEVELOPED MARKET EQUITY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations:
Net Investment Income	$603,535	$637,348
Net Realized Gain	14,396,185	8,079,880
Net Change in Unrealized Appreciation	1,510,754	9,418,630
Net Increase in Net Assets Resulting From Operations	16,510,474	18,135,858
Distributions:	(629,978)	(952,925)
Capital Share Transactions:
Issued	33,025,819	–
Redeemed	(9,927,752)	(9,268,189)
Net Increase (Decrease) in Net Assets From Capital
Share Transactions	23,098,067	(9,268,189)
Total Increase in Net Assets	38,978,563	7,914,744

Net Assets:
Beginning of Year	65,244,316	57,329,572
End of Year	$104,222,879	$65,244,316
Shares Transactions:
Issued	975,000	–
Redeemed	(325,000)	(350,000)
Net Increase (Decrease) in Shares Outstanding From Share Transactions	650,000	(350,000)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT SMDAM
JAPAN EQUITY ETF

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended September 30, 2025	Period Ended September 30, 2024*
Operations:
Net Investment Income	$242,040	$104,882
Net Realized Gain (Loss)	1,002,921	(305,310)
Net Change in Unrealized Appreciation (Depreciation)	(700,722)	3,807,818
Net Increase in Net Assets Resulting From Operations	544,239	3,607,390
Distributions:	(257,880)	–
Capital Share Transactions:
Issued	858,624	32,282,975
Redeemed	(19,921,166)	(1,332,994)
Net Increase (Decrease) in Net Assets From Capital
Share Transactions	(19,062,542)	30,949,981
Total Increase (Decrease) in Net Assets	(18,776,183)	34,557,371

Net Assets:
Beginning of Year/Period	34,557,371	–
End of Year/Period	$15,781,188	$34,557,371
Shares Transactions:

Issued	25,000	1,275,001
Redeemed	(775,000)	(50,001)
Net Increase (Decrease) in Shares Outstanding From Share Transactions	(750,000)	1,225,000

*	Commenced operations on April 3, 2024.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
CHINA EQUITY ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Period Ended September 30, 2021*
Net Asset Value, Beginning of Year/Period	$16.12	$14.42	$17.80	$24.91	$25.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.29	0.25	0.28	0.52	0.39
Net Realized and Unrealized Gain (Loss)	2.65	2.04	(3.38)	(7.42)	(0.48)
Total from Investment Operations	2.94	2.29	(3.10)	(6.90)	(0.09)

Dividends and Distributions:
Net Investment Income	(0.58)	(0.59)	(0.28)	(0.21)	—
Total Dividends and Distributions	(0.58)	(0.59)	(0.28)	(0.21)	—
Net Asset Value, End of Year/ Period	$18.48	$16.12	$14.42	$17.80	$24.91
Total Return‡	19.25%	16.91%	(17.64)%	(27.93)%	(0.36)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$21,715	$40,300	$82,205	$100,140	$39,854
Ratio of Expenses to Average Net Assets	0.80%	0.80%	0.80%	0.80%	0.80	%††
Ratio of Expenses to Average Net
Assets (Excluding Waivers and Reimbursements)	1.80%	1.34%	1.04%	1.13%	2.43	%††
Ratio of Net Investment Income to Average Net Assets	1.91%	1.83%	1.67%	2.45%	1.97	%††
Portfolio Turnover Rate	249%	169%	325%	255%	199	%§

*	Commenced operations on December 30, 2020.

†	Per share data calculated using average shares method.

††	Annualized.

‡	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover rate is for the period indicated and has not been annualized. Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
EMERGING MARKET ex-CHINA EQUITY ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Period Ended September 30, 2022*
Net Asset Value, Beginning of Year/Period	$26.37	$21.19	$19.68	$25.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.54	0.53	0.56	0.98
Net Realized and Unrealized Gain (Loss)	2.01	5.02	2.02	(6.20)
Total from Investment Operations	2.55	5.55	2.58	(5.22)
Dividends and Distributions:
Net Investment Income	(0.85)	(0.37)	(1.07)	(0.10)
Total Dividends and Distributions	(0.85)	(0.37)	(1.07)	(0.10)
Net Asset Value, End of Year/Period	$28.07	$26.37	$21.19	$19.68
Total Return‡	10.26%	26.44%	13.72%	(20.97)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$78,603	$56,690	$37,076	$18,696
Ratio of Expenses to Average Net Assets	0.88%	0.88%	0.86%	0.80%††
Ratio of Expenses to Average Net Assets
(Excluding Waivers and Reimbursements)	1.37%	1.46%	1.86%	1.83%††
Ratio of Net Investment Income to Average Net Assets	2.16%	2.22%	2.71%	5.53%††
Portfolio Turnover Rate	238%	205%	367%	295%§

*	Commenced operations on December 15, 2021.

†	Per share data calculated using average shares method.

††	Annualized.

‡	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover rate is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE
DEVELOPED MARKET EQUITY ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Period Ended September 30, 2022*
Net Asset Value, Beginning of Year/Period	$31.07	$23.40	$20.38	$25.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.25	0.28	0.29	0.21
Net Realized and Unrealized Gain (Loss)	6.89	7.80	3.04	(4.83)
Total from Investment Operations	7.14	8.08	3.33	(4.62)
Dividends and Distributions:
Net Investment Income	(0.31)	(0.41)	(0.31)	—
Total Dividends and Distributions	(0.31)	(0.41)	(0.31)	—
Net Asset Value, End of Year/Period	$37.90	$31.07	$23.40	$20.38
Total Return‡	23.18%	34.93%	16.44%	(18.47)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$104,223	$65,244	$57,330	$50,947
Ratio of Expenses to Average Net Assets	0.80%	0.80%	0.80%	0.80	%††
Ratio of Expenses to Average Net Assets
(Excluding Waivers and Reimbursements)	1.12%	1.16%	1.17%	1.05	%††
Ratio of Net Investment Income to Average Net Assets	0.73%	1.04%	1.29%	1.17	%††
Portfolio Turnover Rate	318%	164%	286%	235	%§

*	Commenced operations on December 15, 2021.

†	Per share data calculated using average shares method.

††	Annualized.

‡	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover rate is for the period indicated and has not been annualized. Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT SMDAM
JAPAN EQUITY ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Year Ended September 30, 2025	Period Ended September 30, 2024*
Net Asset Value, Beginning of Year/Period	$28.21	$25.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.29	0.09
Net Realized and Unrealized Gain	4.93	3.12
Total from Investment Operations	5.22	3.21
Dividends and Distributions:
Net Investment Income	(0.21)	—
Total Dividends and Distributions	(0.21)	—
Net Asset Value, End of Year/Period	$33.22	$28.21
Total Return‡	18.67%	12.84%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$15,781	$34,557
Ratio of Expenses to Average Net Assets	0.72%	0.72	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.75%	1.67	%††
Ratio of Net Investment Income to Average Net Assets	1.01%	0.70	%††
Portfolio Turnover Rate	41%	15	%§

*	Commenced operations on April 3, 2024.

†	Per share data calculated using average shares method.

††	Annualized.

‡	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

§	Portfolio turnover rate is for the period indicated and has not been annualized. Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 47 funds. The financial statements herein are those of the Rayliant Quantamental China Equity ETF, the Rayliant Quantamental Emerging Market ex-China Equity ETF (formerly, Rayliant Quantamental Emerging Market Equity ETF), the Rayliant Quantitative Developed Market Equity ETF, and the Rayliant SMDAM Japan Equity ETF (the “Funds”). The investment objective of each of the Funds is to seek long-term capital appreciation. The Rayliant Quantamental China Equity ETF and the Rayliant SMDAM Japan Equity ETF are classified as a non-diversified investment companies. Rayliant Asset Management serves as the investment adviser (the “Adviser”) to each of the Funds. The Adviser has registered with the National Futures Association as a “Commodity Pool Operator” under the Commodities Exchange Act with respect to each of the Funds. The Rayliant Quantamental China Equity ETF commenced operations on December 30, 2020. The Rayliant Quantamental Emerging Market ex-China Equity ETF and the Rayliant Quantitative Developed Market Equity ETF each commenced operations on December 15, 2021. The Rayliant SMDAM Japan Equity ETF commenced operations on April 3, 2024. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the funds in which shares are held.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the "Exchange"). Market prices for shares of the Funds may be different from their net asset value ("NAV"). The Funds issues and redeems shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, called "Creation Units". Transactions for the Funds are generally conducted in exchange for the deposit or delivery of cash. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Funds calculate its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Funds calculate its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Funds become aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate its net asset value, it may request that a Committee meeting be called.

In accordance with U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of investment classifications, reference the Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

Federal Income Taxes — It is the Funds’ intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended September 30, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Foreign Taxes — The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. For the year ended September 30, 2025, Rayliant Quantamental Emerging Market ex-China Equity ETF has accrued foreign tax in the amount of $97,154, which is presented on the Statements of Assets and Liabilities.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

Security Transactions and Investment Income — Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

Creation Units — The Funds issue and redeems Shares at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for the Funds are a Creation Unit of 25,000, 50,000, 25,000 and 25,000 Shares for Rayliant Quantamental China Equity ETF, Rayliant Quantamental Emerging Market ex-China Equity ETF, Rayliant Quantitative Developed Market Equity ETF and Rayliant SMDAM Japan Equity ETF, respectively, or multiples thereof). Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian, and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended September 30, 2025, for the Rayliant Quantamental China Equity ETF, the Rayliant Quantamental Emerging Market ex-China Equity ETF, the Rayliant Quantitative Developed Market Equity ETF and the Rayliant SMDAM Japan Equity ETF incurred $124,658, $109,700, $112,368 and $110,225 respectively, for these services.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of each Fund as compensation for distribution and shareholder services. For the year ended September 30, 2025, the Funds did not incur any fees for these services.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for each of the Funds. The Custodian plays no role in determining the investment policies of any of the Funds or which securities are to be purchased or sold by the Funds.

Brown Brothers Harriman & Co. also serves as the transfer agent and dividend disbursing agent for each of the Funds under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement & Investment Sub-Advisory Agreement:

Under the terms of an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advisory services to Rayliant Quantamental China Equity ETF, Rayliant Quantamental Emerging Market ex-China Equity ETF, Rayliant Quantitative Developed Market Equity ETF and Rayliant SMDAM Japan Equity ETF at a fee calculated at an annual rate of 0.60%, 0.65%, 0.65% and 0.65%, respectively, of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and to reimburse expenses for each of the Funds to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses) from exceeding 0.80%, 0.88%, 0.80% and 0.72% of the Fund’s’ average daily net assets for Rayliant Quantamental China Equity ETF, Rayliant Quantamental Emerging Market ex-China Equity ETF, Rayliant Quantitative Developed Market Equity ETF and Rayliant SMDAM Japan Equity ETF, respectively, until January 31, 2026 (the “Expense Limitation”). The Adviser may recover all or a portion of the Adviser’s fee reductions or expense reimbursements in regard to each of the Funds, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which the Adviser reduced the Adviser’s fee or reimbursed expenses if the Fund’s total annual funds operating expenses are below the Expense Limitation. This agreement may be terminated by the Trust for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2026. During the year ended September 30, 2025, the Funds did not recapture any previously waived fees.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

As of September 30, 2025, the fees previously waived and reimbursed by the Adviser which may be subject to possible future recapture are as follows:

Period	Subject to Repayment until September 30:	Rayliant Quantamental China Equity ETF	Rayliant Quantamental Emerging Market ex- China Equity ETF
2023	2026	$224,093	$236,861
2024	2027	240,786	263,289
2025	2028	223,892	312,202
		$688,771	$812,352

Period	Subject to Repayment until September 30:	Rayliant Quantitative Developed Market Equity ETF	Rayliant SMDAM Japan Equity ETF
2023	2026	$207,404	$–
2024	2027	217,548	142,102
2025	2028	261,362	247,808
		$686,314	$389,910

The Adviser (Rayliant Investment Research, doing business as Rayliant Asset Management) entered into an investment sub-advisory agreement, effective as of April 3, 2024, with Sumitomo Mitsui DS Asset Management Company, Ltd, doing business as SMDAM, on behalf of the Rayliant SMDAM Japan Equity ETF.

For SMDAM’s services, the sub-adviser SMDAM is entitled to a fee from the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 50% of the advisory fee, net of any Rayliant SMDAM Japan Equity ETF waivers or reimbursements, received by the Adviser from the Rayliant SMDAM Japan Equity ETF.

6. Investment Transactions:

For the year ended September 30, 2025, the Rayliant Quantamental China Equity ETF made purchases of $57,429,509 and sales of $77,698,797 in investment securities other than long-term U.S. Government and short-term securities.

For the year ended September 30, 2025, the Rayliant Quantamental Emerging Market ex-China Equity ETF made purchases of $169,056,524 and sales of $153,896,118 in investment securities other than long-term U.S. Government and short-term securities.

For the year ended September 30, 2025, the Rayliant Quantitative Developed Market Equity ETF made purchases of $296,851,562 and sales of $273,681,671 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $32,638,101 and in-kind redemptions of $9,924,145, respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $1,083,360.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

For the year ended September 30, 2025, the Rayliant SMDAM Japan Equity ETF made purchases of $10,897,660 and sales of $29,777,387 in investment securities other than long-term U.S. Government and short-term securities. The purchase and sales balances include the effect of securities received or delivered from processing in-kind creations of $865,139 and in-kind redemptions of $19,760,126, respectively, and have been properly excluded from the calculation of portfolio turnover within the Fund’s financial highlights. Realized gains on in-kind redemptions were $829,069.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. Book/tax differences may be temporary or permanent.

The permanent differences are primarily attributed to different treatment for gains and losses on REIT adjustments, PFIC adjustments, India capital gains tax, foreign currency transactions, redemptions in-kind, and nondeductible excise tax paid.

At September 30, 2025, the Funds reclassified the following permanent amounts between paid-in capital and distributable earnings (accumulated losses), the reclassification is primarily related to in-kind redemptions and nondeductible excise tax paid:

	(Accumulated Losses)	Paid-in Capital
Rayliant Quantamental Emerging Market ex-China Equity ETF	$877	$(877)
Rayliant Quantitative Developed Market Equity ETF	(1,070,688)	1,070,688
Rayliant SMDAM Japan Equity ETF	(548,074)	548,074

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

The tax character of dividends and distributions paid during the year ended September 30, 2025 are as follows:

	Ordinary Income	Total
Rayliant Quantamental China Equity ETF	$785,970	$785,970
Rayliant Quantamental Emerging Market ex-China Equity ETF	1,831,800	1,831,800
Rayliant Quantitative Developed Market Equity ETF	629,978	629,978
Rayliant SMDAM Japan Equity ETF	257,880	257,880

As of September 30, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis for the Funds were as follows:

	Rayliant Quantamental China Equity ETF	Rayliant Quantamental Emerging Market ex-China Equity ETF
Undistributed Ordinary Income	$348,501	$1,736,178
Capital Loss Carryforwards	(46,668,152)	(1,931,319)
Unrealized Appreciation	3,985,134	10,900,453
Other Temporary Differences	5	(4)
Distributable Earnings (Accumulated Losses)	$(42,334,512)	$10,705,308

	Rayliant Quantitative Developed Market Equity ETF	Rayliant SMDAM Japan Equity ETF
Undistributed Ordinary Income	$6,899,085	$243,427
Undistributed Long-Term Capital Gains	5,534,503	–
Capital Loss Carryforwards	–	(131,981)
Unrealized Appreciation	11,884,533	3,039,430
Other Temporary Differences	3	(5)
Distributable Earnings	$24,318,124	$3,150,871

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

The funds have capital losses carried forward as follows:

	Short-Term Loss	Long-Term Loss	Total
Rayliant Quantamental China Equity ETF	$44,610,740	$2,057,412	$46,668,152
Rayliant Quantamental Emerging Market ex-China Equity ETF	1,931,319	—	1,931,319
Rayliant Quantitative Developed Market Equity ETF	—	—	—
Rayliant SMDAM Japan Equity ETF	50,700	81,281	131,981

During the year ended September 30, 2025, Rayliant Quantamental China Equity ETF, Rayliant Quantamental Emerging Market ex-China Equity ETF, Rayliant Quantitative Developed Market Equity ETF and Rayliant SMDAM Japan Equity ETF utilized $2,996,047, $1,697,235, $1,835,322 and $196,513, respectively, in short-term capital loss carryforwards to offset capital gains. During the year ended September 30, 2025, Rayliant Quantamental China Equity ETF utilized $2,020,590 in long-term capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to wash sales and PFIC MTM adjustments. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by the Funds at September 30, 2025 were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Rayliant Quantamental China Equity ETF	$17,720,416	$4,709,537	$(724,403)	$3,985,134
Rayliant Quantamental Emerging Market ex-China Equity ETF	67,480,274	14,933,978	(3,936,369)	10,997,609	*
Rayliant Quantitative Developed Market Equity ETF	92,080,940	14,526,623	(2,642,090)	11,884,533
Rayliant SMDAM Japan Equity ETF	12,651,695	3,579,525	(540,095)	3,039,430

*	The difference in unrealized appreciation is attributable to Foreign Capital Gains Tax Payable.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

8. Concentration of Risks:

As with all exchange traded funds, there is no guarantee that the Funds will achieve their investment objectives. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. Each Fund is subject to certain of the principal risks noted below. A more complete description of principal risks is included in each Fund’s prospectus under the heading “Principal Risks”.

Active Management Risk (SMDAM Japan Equity ETF) — The Fund is an actively managed portfolio. In managing the Fund’s portfolio securities, the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Consumer Discretionary Sector Risk (Quantamental China Equity ETF) — A Fund that focuses in the consumer discretionary sector may be subject to greater risks than a portfolio without such a focus. Companies in the consumer discretionary sector can be significantly affected by the performance of the overall economy, interest rates, competition and consumer confidence. Success of these companies can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, products of consumer discretionary companies. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy and, in turn, negatively affect companies in the consumer discretionary sector. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Depositary Receipts Risk (All Funds) — American Depositary Receipts (“ADRs”) are typically trust receipts issued by a U.S. bank or trust company that evidence an indirect interest in underlying securities issued by a foreign entity. Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”), and other types of depositary receipts (collectively, “Depositary Receipts”) are typically issued by non-U.S. banks or financial institutions to evidence an interest in underlying securities issued by either a U.S. or a non-U.S. entity. Investments in non-U.S. issuers through ADRs, GDRs, EDRs, and other types of Depositary Receipts generally involve risks applicable to other types of investments in non-U.S. issuers. Investments in Depositary Receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a Depositary Receipt is denominated in a different currency than its underlying securities, a Fund will be subject to the currency risk of both the investment in the Depositary Receipt and the underlying security. The values of Depositary Receipts may decline for a number of reasons relating to the issuers or sponsors of the Depositary Receipts, including, but not limited to, insolvency of the issuer or sponsor. Holders of Depositary Receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of Depositary Receipts may differ from the prices of securities upon which they are based. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

Derivatives Risk (Quantamental China Equity ETF and SMDAM Japan Equity ETF) — The Fund’s use of futures and swaps is subject to derivatives risk. Derivatives are often more volatile than other investments and may magnify the Fund’s gains or losses. There are various factors that affect the Fund’s ability to achieve its objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its objective and to realize profits or limit losses. Since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it. There can be no assurance that the Adviser’s use of derivatives will be successful in achieving its intended goals.

Additionally, derivative instruments are subject to counterparty risk, meaning that the party that issues the derivative may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

Moreover, regulation relating to the Fund’s use of derivatives and related instruments, including Rule 18f-4 under the Investment Company Act of 1940, as amended (the "1940 Act"), could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

Futures Contracts. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or asset at a specified future time and at a specified price. The risks of futures include: (i) leverage risk; (ii) correlation risk and (iii) liquidity risk. Because futures require only a small initial investment in the form of a deposit or margin, they involve a high degree of leverage. Accordingly, the fluctuation of the value of futures in relation to the underlying assets upon which they are based is magnified. Thus, the Fund may experience losses that exceed losses experienced by funds that do not use futures contracts. There may be imperfect correlation, or even no correlation, between price movements of a futures contract and price movements of investments for which futures are used as a substitute, or which futures are intended to hedge.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

Lack of correlation (or tracking) may be due to factors unrelated to the value of the investments being substituted or hedged, such as speculative or other pressures on the markets in which these instruments are traded. Consequently, the effectiveness of futures as a security substitute or as a hedging vehicle will depend, in part, on the degree of correlation between price movements in the futures and price movements in underlying securities or assets. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intra-day price change limits and/or limit the volume of trading.

Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the Fund may be unable to close out its futures contracts at a time that is advantageous. The successful use of futures depends upon a variety of factors, particularly the ability of the Adviser to predict movements of the underlying securities markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular futures strategy adopted will succeed.

Swaps. Swaps are agreements whereby two parties agree to exchange payment streams calculated by reference to an underlying asset, such as a rate, index, instrument or securities. Swaps typically involve credit risk, market risk, liquidity risk, funding risk, operational risk, legal and documentation risk, regulatory risk, and/or tax risk. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a “cap” or “floor,” respectively). Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to the other party to the agreement.

Total return swaps are contracts that obligate a party to pay interest in exchange for payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Total return swaps give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset in a total return swap declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty. Fully funded total return swaps have economic and risk characteristics similar to credit-linked notes, which are described above. Fully funded equity swaps have economic and risk characteristics similar to participation notes (P-Notes). P-Notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. If the Fund is a seller of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will generally either: (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index; or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If the Fund is a buyer of protection and a credit event occurs (as defined under the terms of that particular swap agreement), the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index; or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are calculated by market makers considering either industry standard recovery rates or entity specific factors and other considerations until a credit event occurs. If a credit event has occurred, the recovery value is generally determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Like a long or short position in a physical security, credit default swaps are subject to the same factors that cause changes in the market value of the underlying asset.

Emerging Market Company Risk (Quantamental Emerging Market ex-China Equity ETF) — Investments in emerging market companies, including those outside of China, are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign companies. Unlike more established markets, emerging markets may have governments that are less stable and economies that are less developed. Furthermore, future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

Equity Market Risk (All Funds) — Because a Fund may invest in equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. The market as a whole may not favor the types of investments a Fund makes. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is a principal risk of investing in a Fund.

ETF Risks (All Funds) — The Funds are ETFs and, as a result of this structure, they are exposed to the following risks:

Trading Risk - Although Fund shares are listed for trading on a listing exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Secondary market trading in a Fund’s shares may be halted by a listing exchange because of market conditions or for other reasons. In addition, trading in a Fund’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of a Fund’s shares will continue to be met or will remain unchanged.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

Shares of a Fund may trade at, above or below their most recent NAV. The per share NAV of a Fund is calculated at the end of each business day and fluctuates with changes in the market value of a Fund’s holdings since the prior most recent calculation. The trading prices of a Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand. The trading prices of a Fund’s shares may deviate significantly from NAV during periods of market volatility. These factors, among others, may lead to a Fund’s shares trading at a premium or discount to NAV. However, given that shares can be created and redeemed only in Creation Units at NAV, the Adviser does not believe that large discounts or premiums to NAV will exist for extended periods of time. While the creation/redemption feature is designed to make it likely that a Fund’s shares normally will trade close to a Fund’s NAV, exchange prices are not expected to correlate exactly with a Fund’s NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price of a Fund is at a premium to its NAV or sells at time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Where all or a portion of a Fund’s underlying securities trade in a market that is closed when the market in which the Fund’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the Fund’s domestic trading day. This in turn could lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

Investors buying or selling shares of a Fund in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if a Fund’s shares have more trading volume and market liquidity and higher if a Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling shares of a Fund, including bid/ask spreads, frequent trading of such shares may significantly reduce investment results and an investment in a Fund’s shares may not be advisable for investors who anticipate regularly making small investments.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

Cash Transactions Risk — Like other ETFs, a Fund sells and redeems its shares only in large blocks called Creation Units and only to “Authorized Participants.” Unlike many other ETFs, however, a Fund expects to effect its creations and redemptions at least partially for cash, rather than in-kind securities. Thus, an investment in a Fund may be less tax-efficient than an investment in other ETFs as a Fund may recognize a capital gain that it could have avoided by making redemptions in-kind. As a result, a Fund may pay out higher capital gains distributions than ETFs that redeem in-kind. Further, paying redemption proceeds at least partially in cash rather than through in-kind delivery of portfolio securities may require a Fund to dispose of or sell portfolio investments to obtain the cash needed to distribute redemption proceeds at an inopportune time.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. A Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions. An active trading market for shares of a Fund may not develop or be maintained, and, particularly during times of market stress, Authorized Participants or market makers may step away from their respective roles in making a market in shares of a Fund and in executing purchase or redemption orders. This could, in turn, lead to variances between the market price of a Fund’s shares and the value of its underlying securities.

Financials Sector Risk (Quantamental China Equity ETF) — A Fund that focuses in the financials sector may be subject to greater risks than a portfolio without such a focus. Companies in the financials sector of an economy are subject to extensive governmental regulation and intervention, which may adversely affect the scope of their activities, the prices they can charge, the amount of capital they must maintain and, potentially, their size. Governmental regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries of any individual financial company or of the financials sector as a whole cannot be predicted. Certain risks may impact the value of investments in the financials sector more severely than those of investments outside this sector, including the risks associated with companies that operate with substantial financial leverage. Companies in the financials sector may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations, credit rating downgrades and adverse conditions in other related markets. Insurance companies, in particular, may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability. The financials sector is particularly sensitive to fluctuations in interest rates. The financials sector is also a target for cyber attacks, and may experience technology malfunctions and disruptions. In recent years, cyber attacks and technology failures have become increasingly frequent in this sector and have reportedly caused losses to companies in this sector, which may negatively impact the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

Foreign Currency Risk (All Funds) — As a result of a Fund's investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in a Fund would be adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Foreign Securities Risk (All Funds) — Investments in securities of foreign companies (including direct investments as well as investments through certain depositary receipts) can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Financial statements of foreign issuers are governed by different accounting, auditing, and financial reporting standards than the financial statements of U.S. issuers. Thus, there may be less information publicly available about foreign issuers than about most U.S. issuers. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising a Fund’s portfolio. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the economies of the affected country and other countries with which it does business, which in turn could adversely affect a Fund's investments in that country and other affected countries. Additionally, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

Geographic Focus Risk (Quantamental Emerging Market ex-China Equity ETF, Quantitative Developed Market Equity ETF and SMDAM Japan Equity ETF) — To the extent that it focuses its investments in a particular country or geographic region, a Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, a Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Growth Style Risk (SMDAM Japan Equity ETF) — The Adviser’s or the Sub-Adviser’s growth investment style may increase the risks of investing in the Fund. Because the prices of growth stocks are based largely on the expectation of future earnings, growth stock prices can decline rapidly and significantly when it appears that those expectations will not be met. In addition, a growth investing style may go in and out of favor over time, causing the Fund to sometimes underperform other equity funds that use differing investing styles.

Investments in Investment Companies Risk (All Funds) — A Fund may purchase shares of investment companies. When a Fund invests in an investment company, it will bear a pro rata portion of the investment company’s expenses in addition to directly bearing the expenses associated with its own operations. Such expenses may make owning shares of an investment company more costly than owning the underlying securities directly. In part because of these additional expenses, the performance of an investment company may differ from the performance a Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, a Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments.

ETFs — ETFs are pooled investment vehicles whose shares are listed and traded on U.S. and non-U.S. stock exchanges. To the extent that a Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, a Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium to their NAV and the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect the Fund’s performance.

Large Capitalization Risk (All Funds) — If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and medium-sized companies. Additionally, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

Large Purchase and Redemption Risk (SMDAM Japan Equity ETF) — Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

Leverage Risk (SMDAM Japan Equity ETF) — The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Liquidity Risk (Quantamental Emerging Market ex-China Equity ETF, Quantitative Developed Market Equity ETF and SMDAM Japan Equity ETF) — Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the condition of a particular issuer or under adverse market or economic conditions independent of the issuer. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Management Risk (All Funds) — Each Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. In addition, the prices of common stocks move up and down in response to corporate earnings and developments, economic and market conditions and anticipated events. Individual issuers may report poor results or be negatively affected by industry and/or economic trends and developments. A Fund’s investment success depends on the skill of the Adviser in evaluating, selecting and monitoring the portfolio assets. If the Adviser’s conclusions about growth rates or securities values are incorrect, the Fund may not perform as anticipated.

Non-Diversification Risk (Quantamental China Equity ETF and SMDAM Japan Equity ETF) — Fund is non-diversified, meaning that it may invest a large percentage of its assets in a single issuer or a relatively small number of issuers. Because the Fund is non-diversified, it may be more susceptible to a single adverse economic or political occurrence affecting one or more of the issuers, and may experience increased volatility due to its investments in those securities. However, the Fund intends to satisfy the diversification requirements for classification as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the“Code”).

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

Portfolio Turnover Risk (All Funds) — Due to its investment strategy, a Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect a Fund’s performance.

Preferred Stock Risk (Quantamental Emerging Market ex-China Equity ETF, Quantitative Developed Market Equity ETF and SMDAM Japan Equity ETF) — Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Quantitative Investing Risk (All Funds) — A quantitative investment style generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy. These issues or flaws, which can be difficult to identify, may result in the implementation of a portfolio that is different from that which was intended, and could negatively impact investment returns. Such risks should be viewed as an inherent element of investing in an investment strategy that relies heavily upon quantitative models and computerization.

REIT Risk (Quantamental China Equity ETF) — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. By investing in REITs indirectly through the Fund, shareholders will not only bear the proportionate share of the expenses of the Fund, but will also, indirectly, bear similar expenses of underlying REITs. The Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants.

Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a U.S. REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

Risk of Investing in China (Quantamental China Equity ETF) — Since 1978, the Chinese government has been, and is expected to continue, reforming its economic policies, which has resulted in less direct central and local government control over the business and production activities of Chinese enterprises and companies. Notwithstanding the economic reforms instituted by the Chinese government and the Chinese Communist Party, actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China, which could affect the public and private sector companies in which the Fund invests. In the past, the Chinese government has from time to time taken actions that influence the prices at which certain goods may be sold, encourage companies to invest or concentrate in particular industries, induce mergers between companies in certain industries and induce private companies to publicly offer their securities to increase or continue the rate of economic growth, control the rate of inflation or otherwise regulate economic expansion. It may do so in the future as well. Such actions and a variety of other centrally planned or determined activities by the Chinese government could have a significant adverse effect on economic conditions in China, the economic prospects for, and the market prices and liquidity of, the securities of Chinese companies and the payments of dividends and interest by Chinese companies.

Risk of Investing in Japan (SMDAM Japan Equity ETF) — The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. There can be no assurance that overseas demand for the products and services of Japanese companies will not change adversely in the future. China has become an important trading partner with Japan, but the countries’ political relationship has been strained at times. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. Japan has an aging workforce and has experienced a significant population decline in recent years. Japan’s labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan’s economic competitiveness. Natural disasters, such as earthquakes, volcanoes, typhoons or tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy and, in turn, the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

Sector Focus Risk (Quantamental China Equity ETF and SMDAM Japan Equity ETF) — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of sectors.

Securities Lending Risk (Quantamental China Equity ETF) — Engaging in securities lending could increase the Fund’s market and credit risk. The Fund may lose money if it does not recover borrowed securities, the value of the collateral falls, or the value of investments made with cash collateral declines. If the value of either the cash collateral or the Fund’s investments of the cash collateral falls below the amount owed to a borrower, the Fund also may incur losses that exceed the amount it earned on lending the security. These events could also trigger adverse tax consequences to the Fund. Securities lending also involves the risks of delay in receiving additional collateral or possible loss of rights in the collateral if the borrower fails. Another risk of securities lending is the risk that the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price.

Small and Medium Capitalization Issuers Risk (All Funds) — Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size companies, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies may be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Further, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

Stock Connect Investing Risk (Quantamental China Equity ETF) — Fund purchases of China A Shares through Stock Connect involve ownership rights that are exercised differently than those involved in U.S. securities markets. When the Fund buys a Shanghai Stock Exchange-listed or Shenzhen Stock Exchange-listed stock through Stock Connect, the Fund is purchasing a security registered under the name of the Hong Kong Securities Clearing Company Limited (“HKSCC”) that acts as a nominee holder for the beneficial owner of the Shanghai Stock Exchange-listed or Shenzhen Stock Exchange-listed stock. The Fund as the beneficial owner of the Shanghai Stock Exchange-listed or Shenzhen Stock Exchange-listed stock can exercise its rights through its nominee HKSCC. However, due to the indirect nature of holding its ownership interest through a nominee holder, the Fund might encounter difficulty in exercising or timely exercising its rights as the beneficial owner when trading through HKSCC under Stock Connect, and such difficulty may expose the Fund to risk of loss.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

Valuation Risk (Quantamental Emerging Market ex-China Equity ETF, Quantitative Developed Market Equity ETF and SMDAM Japan Equity ETF) — The risk that a security may be difficult to value. A Fund may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid.

Value Style Risk (Quantamental China Equity ETF) — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or its prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” may continue to be undervalued by the market for long periods of time.

9. Other:

At September 30, 2025, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Funds). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

10. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

11. Recent Accounting Pronouncements:

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of each Fund’s Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.

12. Subsequent Events:

Upon the recommendation of Rayliant Investment Research, doing business as Rayliant Asset Management, the Adviser, to Rayliant Quantamental China Equity ETF, the Board has approved the liquidation and termination of the Fund. Accordingly the Fund is expected to cease operations and scheduled for liquidation on or around December 5, 2025.

Effective December 19, 2025, Rayliant Quantamental Emerging Market ex-China Equity ETF will change it's name to Rayliant Wilshire NxtGen Emerging Markets Equity ETF and Rayliant Quantitative Developed Market Equity ETF will change it's name to Rayliant Wilshire NxtGen US Large Cap Equity ETF. Rayliant Quantamental Emerging Market ex-China Equity ETF will change it's ticker to RWEM and Rayliant Quantitative Developed Market Equity ETF will change it's ticker to RWLC. Both Funds' principle investment strategies will transition from an actively-managed exchange-traded fund ("ETF") to a passively-managed ETF.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

The Funds have evaluated the need for additional disclosures (other than what is disclosed in the preceding paragraphs) and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of the date the financial statements were issued.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund III and
Shareholders of Rayliant Quantamental China Equity ETF,
Rayliant Quantamental Emerging Market ex-China Equity ETF,
Rayliant Quantitative Developed Market Equity ETF
and Rayliant SMDAM Japan Equity ETF

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Rayliant Quantamental China Equity ETF, Rayliant Quantamental Emerging Market ex-China Equity ETF, Rayliant Quantitative Developed Market Equity ETF and Rayliant SMDAM Japan Equity ETF (collectively referred to as the “Funds”), (four of the funds constituting The Advisors’ Inner Circle Fund III (the “Trust”)), including the schedules of investments, as of September 30, 2025, and the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (four of the funds constituting The Advisors’ Inner Circle Fund III) at September 30, 2025, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting The Advisors’ Inner Circle Fund III	Statement of operations	Statements of changes in net assets	Financial highlights
Rayliant Quantamental China Equity ETF	For the year ended September 30, 2025	For each of the two years in the period ended September 30, 2025	For each of the four years in the period ended September 30, 2025 and the period from December 30, 2020 (commencement of operations) through September 30, 2021

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

Individual fund constituting The Advisors’ Inner Circle Fund III	Statement of operations	Statements of changes in net assets	Financial highlights
Rayliant Quantamental Emerging Market ex-China Equity ETF	For the year ended September 30, 2025	For each of the two years in the period ended September 30, 2025	For each of the three years in the period ended September 30, 2025 and the period from December 15, 2021 (commencement of operations) through September 30, 2022
Rayliant Quantitative Developed Market Equity ETF	For the year ended September 30, 2025	For each of the two years in the period ended September 30, 2025	For each of the three years in the period ended September 30, 2025 and the period from December 15, 2021 (commencement of operations) through September 30, 2022
Rayliant SMDAM Japan Equity ETF	For the year ended September 30, 2025	For the year ended September 30, 2025 and the period from April 3, 2024 (commencement of operations) through September 30, 2024	For the year ended September 30, 2025 and the period from April 3, 2024 (commencement of operations) through September 30, 2024

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodians and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Rayliant Asset Management companies since 2021.

Philadelphia, Pennsylvania

November 25, 2025

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025 (Unaudited)

NOTICE TO SHAREHOLDERS

For shareholders that do not have a September 30, 2025 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2025 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal period ended September 30, 2025, the Funds are designating the following items with regard to distributions paid during the period.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)	FTC
Rayliant Quantamental China Equity ETF
0.00%	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%	0.63%	0.00%	7.63%
Rayliant Quantamental Emerging Market ex-China Equity ETF
0.00%	0.00%	100.00%	100.00%	0.00%	35.02%	0.00%	0.00%	0.00%	19.95%
Rayliant Quantitative Developed Market Equity ETF
0.00%	0.00%	100.00%	100.00%	49.07%	99.99%	0.00%	0.00%	0.00%	0.00%
Rayliant SMDAM Japan Equity ETF
0.00%	0.00%	100.00%	100.00%	0.00%	96.10%	0.00%	0.16%	0.00%	20.49%

1.	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short-term capital gain and net investment income distributions).

2.	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.

3.	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

4.	The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S withholding tax when paid to foreign investors.

5.	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S withholding tax when paid to foreign investors.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025 (Unaudited)

Rayliant Quantamental China Equity ETF intends to pass through a foreign tax credit to shareholders. For the fiscal period ended September 30, 2025, the total amount of foreign source income is $468,822. The total amount of foreign tax paid is $64,885. A shareholders allocable share of the foreign tax credit will be reported on Form 1099-DIV.

Rayliant Quantamental Emerging Market ex-China Equity ETF intends to pass through a foreign tax credit to shareholders. For the fiscal period ended September 30, 2025, the total amount of foreign source income is $1,847,751. The total amount of foreign tax paid is $456,651. A shareholders allocable share of the foreign tax credit will be reported on Form 1099-DIV.

Rayliant SMDAM Japan Equity ETF intends to pass through a foreign tax credit to shareholders. For the fiscal period ended September 30, 2025, the total amount of foreign source income is $319,807. The total amount of foreign tax paid is $66,466. A shareholders allocable share of the foreign tax credit will be reported on Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025 (Unaudited)

OTHER INFORMATION (FORM N-CSR ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on June 11, 2025, shareholders of the Advisors’ Inner Circle III Trust elected Trustees.

All Nominees receiving a plurality of the votes cast at the Meeting with respect to a Trust will be elected as Trustees of the Trust, provided that thirty-three and one third percent (33 1/3%) of the shares of the Trust entitled to vote are present in person or by proxy at the Meeting. The election of Trustees for one Trust is not contingent on the election of Trustees for the other Trust. With a plurality vote, the Nominees who receive the highest number of votes will be elected, even if they receive votes from less than a majority of the votes cast. Because the Nominees are running unopposed, assuming a quorum is present, all Nominees are expected to be elected as Trustees, as all Nominees who receive a single vote in his or her favor will be elected, while votes not cast or votes to withhold (or abstentions) will have no effect on the election outcome.

	Votes For	Votes Withheld	Proposal Passing
John G. Alshefski	1,662,873,478	5,330,326	Yes
Jon C. Hunt	1,574,558,027	93,645,777	Yes
Thomas P. Lemke	1,627,701,282	40,502,522	Yes
Nichelle Maynard-Elliott	1,642,537,284	25,666,520	Yes
Jay C. Nadel	1,647,431,408	20,772,396	Yes
Randall S. Yanker	1,627,734,666	40,469,138	Yes

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025 (Unaudited)

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Rayliant Quantamental China Equity ETF

Rayliant Quantitative Developed Market Equity ETF

Rayliant Quantamental Emerging Market ex- China Equity ETF

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on June 17–18, 2025 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of funds and the Funds’ benchmark indices.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025 (Unaudited)

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025 (Unaudited)

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of funds as classified by Lipper. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025 (Unaudited)

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Rayliant SMDAM Japan Equity ETF

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory and sub-advisory agreements (the “Agreements”) must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on June 17–18, 2025 to decide whether to renew the Agreements for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Adviser’s services; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fees paid to the Adviser and the Sub-Adviser and the Fund’s overall fees and operating expenses compared with a peer group of funds; (vi) the level of the Adviser’s and the Sub-Adviser’s profitability from their relationships with the Fund, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (vii) the Adviser’s and the Sub-Adviser’s potential economies of scale; (viii) the Adviser’s and the Sub-Adviser’s compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of funds and the Fund’s benchmark index.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025 (Unaudited)

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Fund, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser; (ii) the investment performance of the Fund and the Adviser and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from their relationships with the Fund, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Fund, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s investment and risk management approaches for the Fund. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were available to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Adviser to the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025 (Unaudited)

The Trustees also considered other services provided to the Fund by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser and the Sub-Adviser were sufficient to support renewal of the Agreements.

Investment Performance of the Fund, the Adviser and the Sub-Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Fund to the Adviser and the Sub-Adviser, as well as the fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of funds as classified by Lipper. The Trustees also considered that the Adviser, not the Fund, paid the Sub-Adviser pursuant to the sub-advisory agreement and that the fee payable to the Sub-Adviser reflected an arms-length negotiation between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee under the sub-advisory agreement and the portion of the fee under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Adviser.

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT ETFs SEPTEMBER 30, 2025 (Unaudited)

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Adviser and their affiliates. The Trustees considered how the Adviser’s and the Sub-Adviser’s profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Fund and the Adviser’s willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s and Sub-Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Adviser with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

 Rayliant ETFs

c/o SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456
1-866-898-1688

Investment Adviser:

Rayliant Asset Management

1299 Ocean Avenue, Suite 700

Santa Monica, California 90401

Investment Sub-Adviser:

SMDAM

Toranomon Hills Business Tower 26F

17-1, Toranomon 1-chome, Minato-ku, Tokyo

Japan, 105-6426

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, Pennsylvania 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

2005 Market Street, Suite 700

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

RAY-AR-001-0500

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)       There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b)       Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: May 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: May 20, 2026

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer
Date: May 20, 2026